Premises and Equipment Future Minimum Rental Commitments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 109
2014	66
2015	49
2016	49
2017	10
Total	$ 283